Loan from Third Party	12 Months Ended
Mar. 31, 2026
Loan from Third Party [Abstract]
LOAN FROM THIRD PARTY

NOTE 15 – LOAN FROM THIRD PARTY

As of March 31, 2026 and 2025, loan from third party consist of the following:

	As of March 31,
	2026	2025

Principal	$350,000	$—
Interest	527	—
Total	$350,527	$—

On December 31, 2025, the Company, through its subsidiary, entered into loan agreement with a third party for a total amount of US$350,000 at an annual interest rate of 1%. The loan term was one year and matured February 28, 2027. All principal and interest will be paid at its maturity. As of March 31, 2026, the outstanding balance consists of principal and accrued but unpaid interest.